Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Income Tax Disclosure [Abstract]
Income tax benefit (expense)	$ 9.0	$ (38.0)	$ (13.0)	$ (99.0)
Income tax (expense) benefit as a percentage of income before taxes	7.60%	(25.00%)	162.50%	22.60%